LONG-TERM DEBT - Offtake obligation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($)
Long-Term Debt
Decrease in obligation	$ 1,543,000
Loss on financial instruments at fair value	$ (34,926,000)	$ (82,954,000)
Dore
Long-Term Debt
Delivery of gold (in ounces) | oz	94,169
Concentrate
Long-Term Debt
Delivery of gold (in ounces) | oz	27,502
Offtake obligation
Long-Term Debt
Delivery of gold (in ounces) | oz	121,671
Decrease in obligation	$ 1,543,000
Loss on financial instruments at fair value	$ (11,926,000)	$ (19,931,000)
Offtake obligation | Refined Gold
Long-Term Debt
Amount of mineral required to sell (in percent)	100.00%
Mineral (in ounces)	7,067,000
Offtake obligation | Option to reduce obligation
Long-Term Debt
Potential reduction in obligation (in percent)	75.00%
Offtake obligation | Option to reduce obligation | Refined Gold | Effective date December 31, 2018
Long-Term Debt
Price per remaining ounce	$ 11
Offtake obligation | Option to reduce obligation | Refined Gold | Effective date December 31, 2019
Long-Term Debt
Price per remaining ounce	$ 13